Income Taxes (Tables)	9 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense

Income tax expense consisted of the following for the nine and three-month periods ended September 30:

	Nine-month period		Three-month period
	2025	2024	2025	2024
Current income taxes	(49)	(41)	(17)	(17)
Deferred income taxes	(4)	(5)	(1)	(3)
Income taxes	(53)	(46)	(18)	(20)
Effective tax rate	60.9%	19.5%	(25.4)%	19.6%